Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
C000023057_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Specialized High Income Central Fund
C000023057_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000023057_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,739
C000023057_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,999
C000023057_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,959
C000023057_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,468
C000023057_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,273
C000023057_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,949
C000023057_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,614
C000023057_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,049
C000023057_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,127
C000023057_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,017
C000023057_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® BB US High Yield Constrained Index
C000023057_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000023057_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,709
C000023057_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,856
C000023057_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,899
C000023057_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,655
C000023057_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,677
C000023057_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,252
C000023057_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,955
C000023057_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,488
C000023057_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,495
C000023057_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,261
C000023057_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000023057_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000023057_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,134
C000023057_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,040
C000023057_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,052
C000023057_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,761
C000023057_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,865
C000023057_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,458
C000023057_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,417
C000023057_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,243
C000023057_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,661
C000023057_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,922
C000064553_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® High Income Central Fund
C000064553_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064553_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,960
C000064553_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,540
C000064553_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,300
C000064553_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,478
C000064553_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,346
C000064553_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,513
C000064553_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,442
C000064553_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,195
C000064553_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,959
C000064553_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,136
C000064553_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® US High Yield Constrained Index
C000064553_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064553_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,878
C000064553_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,234
C000064553_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,973
C000064553_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,406
C000064553_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,679
C000064553_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,252
C000064553_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,113
C000064553_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,748
C000064553_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,948
C000064553_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,713
C000064553_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000064553_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064553_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,134
C000064553_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,040
C000064553_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,052
C000064553_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,761
C000064553_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,865
C000064553_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,458
C000064553_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,417
C000064553_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,243
C000064553_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,661
C000064553_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 11,922